Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements comprise the financial statements of the Company and its subsidiaries at December 31, 2017. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.

Going concern

Going concern

In common with many companies in the biopharmaceutical sector, the Company incurs significant expenditure in its early years as it researches and develops its potential products for market.

The board of directors, having reviewed the operating budgets and development plans, considers that the Company has adequate resources to continue in operation for the foreseeable future. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements. The Company believes that its cash and cash equivalents of £86.7 million at December 31, 2017, will be sufficient to fund its current operating plan for at least the next 12 months. As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital. There can be no assurances, however, that additional funding will be available on acceptable terms.

Judgements and estimates

Judgements and estimates

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the amounts reported for assets and liabilities at the balance sheet dates and the amounts reported for revenue and expenses during the year. The nature of estimations means that actual outcomes could differ from those estimates.

The following judgements have had the most significant effect on the amounts recognized in the financial statements:

Research and development expenses

Research and development expenses

The Company recognizes research and development expenses in the statement of operations in the period in which they are incurred. When development activities reach the advanced stage, as set out in the specific criteria of International Accounting Standard (“IAS”) 38, Intangible Assets, there will be a requirement to capitalize such costs as intangible assets. Management will continue to exercise judgement in the appropriate treatment of development costs.

Taxation

Taxation

Management judgement is required to determine the amount of deferred tax assets that should be recognized, based upon the likely timing and level of future taxable profits. Further details are contained in Note 7.

The following estimates have had the most significant effect on the amounts recognized in the financial statements:

Recognition of Clinical Trial Expenses

Recognition of Clinical Trial Expenses

As part of the process of preparing our consolidated financial statements, we may be required to estimate accrued expenses related to our clinical trials. In order to obtain reasonable estimates, we review open contracts and purchase orders. In addition, we communicate with applicable personnel in order to identify services that have been performed, but for which we have not yet been invoiced. In most cases, our vendors provide us with monthly invoices in arrears for services performed. We confirm our estimates with these vendors and make adjustments as needed, however, our estimates are dependent on the completeness of information from our vendors. The following are examples of our accrued expenses:

•	fees paid to Clinical Research Organizations (CROs) for services performed on preclinical studies and clinical trials; and
•	fees paid for professional services.

Share-based payments

Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of the share option or appreciation right, volatility, dividend yield and assumptions about them and, in the case of the Company, the value of an ordinary share. For the measurement of the fair value of equity-settled transactions with employees at the grant date, the Company uses the Black-Scholes model. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 13.

Basis of consolidation

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full.

2. Significant accounting policies (continued)

Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Segment reporting

Segment reporting

The Company operates in one operating segment. The Company’s chief operating decision maker (the “CODM”), its Chief Executive Officer, manages the Company’s operations on an integrated basis for the purposes of allocating resources. The Company’s principal operations and decision-making functions are located in the United Kingdom. The CODM makes decisions on a global basis from there. Accordingly, the Company has determined that it operates in a single reporting segment.

Initial public offering (IPO) related expenses

Initial public offering (IPO) related expenses

Incremental costs incurred and directly attributable to the offering of securities were deducted from the related proceeds of the offering. The net amount is recorded as contributed shareholders’ equity in the period when such shares were issued. Costs that relate to the stock market listing or are otherwise not incremental and directly attributable to issuing new shares, are recorded as an expense in the statement of comprehensive income. Costs that relate to both share issuance and listing are allocated between those functions on a rational and consistent basis. In the absence of a more specific basis for apportionment, an allocation of common costs based on the proportion of new shares issued to the total number of (new and existing) shares listed has been used.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. There are no restrictions on title or equipment pledged as security for liabilities.

Depreciation is provided on property, plant and equipment over their expected useful economic life as follows:

Asset class	Depreciation method and period
Office and computer equipment Fixtures and fittings	Straight-line over 3 years Straight-line over 5 years

Intangible assets

Intangible assets

Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost in relation to patents includes registration, documentation and other legal fees associated with obtaining the patent. Software costs represent the initial purchase price of the asset.

The amortization method and amortization period for the principal categories of intangible assets are follows:

Asset class	Amortization method and period
Patents	Straight-line over 20 years
Computer software	Straight-line between 3 and 5 years

The Company’s primary patents each have a life of 20 years. Further patents are granted in various jurisdictions to extend the territorial coverage of the primary patent. These patents are granted up to the period of the related primary patent.  Costs are thus amortized over the remaining life of the relevant primary patent. The amortization method and the amortization period for an intangible asset with a finite useful life are reviewed at least at each financial year-end. Changes in the expected useful economic life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate. The Company changed the amortization method of patents from reverse sum of digits to straight-line from July 1, 2017. These changes are made on a prospective basis and treated as changes in accounting estimates. The effect of this change on the current year is immaterial.

Intangible assets are tested for impairment when there is an indicator of impairment.

Cash, cash equivalents and short-term deposits

2. Significant accounting policies (continued)

Cash, cash equivalents and short-term deposits

Cash and cash equivalents in the statement of financial position include cash at banks with a maturity of less than three months, which is subject to an insignificant risk of changes in value.

Short-term deposits represent certificates of deposits with banks with maturities of greater than three months but less than one year.

Research and development

Research and development

Research and development expenses are currently recognized in the statement of operations in the year in which they are incurred. Development expenditures on an individual project will be recognized as an intangible asset when the Company can demonstrate:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•	its intention to complete and its ability and intention to use or sell the asset;
•	how the asset will generate future economic benefits;
•	the availability of resources to complete the asset; and
•	the ability to measure reliably the expenditure during development.

Income Taxes

Income Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Deferred income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates and laws that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Income tax credit

The Company benefits from the U.K. research and development tax credit regime whereby a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. Such credits are accounted for within the tax provision, in the year in which the expenditures were incurred.

Operating leases

Operating leases

Leases where the lessor retains substantially all the risks and benefits of ownership of the asset are classified as operating leases and rentals payable are charged in the consolidated statement of operations on a straight-line basis over the lease term.

Impairment of non-financial assets

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount.

An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the consolidated statements of operations.

A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

Calculation of recoverable amount

Calculation of recoverable amount

The recoverable amount of assets and cash-generating units is the higher of their fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

Reversal of impairment

Reversal of impairment

An assessment is made at each reporting date as to whether there is an indication that a previously recognized impairment loss may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount since the last impairment loss was recognized. If that is the case, the carrying value is increased to its recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Share-based payments

Share-based payments

Employees, directors and consultants of the Company receive remuneration in the form of share-based payments, whereby individuals render services as consideration for equity instruments (share options).

Under IFRS 2 Share-based Payment, equity share-based payments are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of fair value of equity settled share-based transactions are set out in Note 13.

The fair value determined at the grant date of equity settled share-based payments is expensed on a straight line basis over the vesting period, with a corresponding increase in equity to the share option reserve.

Fair value measurement

Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, IFRS 13 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

Accounting Standards

Accounting Standards

In preparing these financial statements, the Company has applied all relevant IAS, IFRS and International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations as of the date of approval of these financial statements and which are mandatory for the financial year ended December 31, 2017.

The following accounting standards and interpretations have been adopted as of January 1, 2017 in these financial statements and have not had a material impact on the Company’s accounts in the period of initial application:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Company has no liabilities arising from financing activities therefore no additional disclosure is required.

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealised Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may take deductions on the reversal of deductible temporary differences related to unrealised losses. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount. The Company applied amendments retrospectively. However, their application has no effect on the Company’s financial position and performance as the Company has no deductible temporary differences or assets that are in the scope of the amendments.

Annual Improvements 2014-2016 Cycle

These improvements include:

IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10–B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale. This amendment is not expected to have a material impact on the Company.

The IASB and IFRIC have issued the following standards and interpretations, which are considered relevant to the Company, with an effective date after the date of these financial statements.

IFRS 9: Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions. The Company expects no material impact on its balance sheet and equity.

IFRS 16: Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees—leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees will also be required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases. IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15 Revenue from Contracts with Customers. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs. The Company is currently assessing the potential impact of IFRS 16 on its consolidated financial statements.

Amendments to IFRS 2: Classification and Measurement of Share-based Payment Transactions

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. This amendment is not expected to have a material impact on the Company.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The interpretation clarifies that in determining the spot exchange rate to use on initial recognition of a related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. This interpretation is not expected to have a material impact on the Company.